Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Deferred tax liability, intangible assets		¥ 23,631,899		¥ 21,228,656
Intangible assets, amortization period	10 years
Tax loss carryforwards		167,760,191		542,743,772
Valuation allowances		326,336,233		985,439,953
Online Audio/Video Content Platform
Income Tax [Line Items]
Deferred tax liability, intangible assets				21,200,000
Intangible assets, amortization period	10 years
Maximum
Income Tax [Line Items]
Intangible assets, amortization period	10 years
Cayman Islands
Income Tax [Line Items]
Percentage of withholding tax imposed on payment of dividends	0.00%
Hong Kong | Profit Upto HK$2.0 Million
Income Tax [Line Items]
Income tax rate	8.25%
Hong Kong | Profit Upto HK$2.0 Million | Maximum
Income Tax [Line Items]
Taxable profit amount | $	$ 2,000,000
Hong Kong | Profit After HK$2.0 Million
Income Tax [Line Items]
Income tax rate	16.50%
PRC
Income Tax [Line Items]
Income tax rate	25.00%
Withholding income tax rate for dividends distributed	10.00%
Withholding income tax rate for dividends declared to holding company	5.00%
Withholding income tax rate on dividends for Hong Kong holding company which recognized as beneficial owner	25.00%
Income taxes preferential tax rate review period	3 years
Income taxes preferential tax rate	15.00%
Reduction of enterprise income tax during subsequent three years	50.00%
Period of full exemption from income tax holiday	2 years
Period of 50% reduction of enterprise income tax	3 years
Tax loss carryforwards		¥ 675,500,000	¥ 92,200,000	2,372,100,000
Operating loss carryforwards expire in 2021				¥ 367,528
PRC | Enterprise Income Tax Law
Income Tax [Line Items]
Income tax rate	25.00%